PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Value-added taxes ("VAT") recoverable	¥ 283,001	$ 41,031	¥ 305,524
Receivables from failed sale-leaseback transactions	176,210	25,548	428,810
Rental and other deposits	88,972	12,899	66,786
Fair value accounting of financial instruments	49,077	7,115
Factoring receivables	39,105	5,670	212,582
Interest receivables	28,112	4,076	26,068
Government grant			19,000
Others	167,688	24,310	147,448
Allowance for credit losses	(54,323)	(7,876)	(33,746)	$ (4,893)	¥ (12,196)
PREPAYMENTS AND OTHER CURRENT ASSETS	¥ 777,842	$ 112,773	¥ 1,172,472